CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 168,538	$ 460
Accounts receivable, net of allowance of $3,349 and $0 as of December 31, 2021 and 2020, respectively	9,172	4,122
Inventories	14,621	5,743
Prepaid expenses and other current assets	7,067	3,999
Total current assets	199,398	14,324
Property and equipment, net	4,891	2,615
Operating lease right-of-use asset, net	8,742	7,881
Other assets	379	45
Total assets	213,410	24,865
Current liabilities
Accounts payable	6,021	2,599
Accrued expenses and other current liabilities	5,045	2,944
Warrant liability	2,185	21,155
Current portion of long-term debt		7,954
Current portion of long-term debt - related party		6,225
Current portion of operating lease obligation	1,166	1,769
Total current liabilities	14,417	42,646
Long-term debt, net of debt discount	63,768	15,828
Long-term debt, net of current portion and debt discount - related party		1,649
Operating lease obligation, net of current portion	9,260	7,265
Derivative liability	17,418
Earnout liability	83,144
Other long-term liabilities	191
Total liabilities	188,198	51,560
Commitments and contingencies (Note 15)
Stockholders' equity (deficit)
Preferred stock, par value $.0001, 1,000,000 shares authorized no shares issued and outstanding as of December 31, 2021 and December 31, 2020
Common stock, par value $.0001, 250,000,000 shares authorized as of December 31, 2021 and December 31, 2020; 75,062,642 and 32,949,507 shares issued and outstanding as of December 31, 2021 and December 31, 2020, respectively	8	3
Additional paid-in capital	206,768	54,097
Accumulated deficit	(181,564)	(80,795)
Total stockholders' equity (deficit)	25,212	(26,695)
Total liabilities and stockholders' equity (deficit)	$ 213,410	$ 24,865